Form N-1A Supplement	Jan. 12, 2026
Bahl & Gaynor Income Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Bahl & Gaynor Income Growth Fund

Class A (Ticker Symbol: AFNAX)

Class C (Ticker Symbol: AFYCX)

Class I (Ticker Symbol: AFNIX)

a series of the Investment Managers Series Trust (the “Trust”)

Supplement dated January 12, 2026, to the currently effective

Prospectus, Statement of Additional Information (“SAI”), and

Summary Prospectus.

Important Notice Regarding Class A and Class C Shares

Upon the recommendation of Bahl & Gaynor, Inc., the investment advisor of the Bahl & Gaynor Income Growth Fund (the “Fund”), the Board of Trustees of the Trust has approved the conversion of the Fund’s Class A and Class C shares into the Fund’s Class I shares and the subsequent termination of the Fund’s Class A and Class C shares. Effective immediately, the Class A and Class C shares will be closed to all new investments. The Fund’s Class A and Class C shares will be converted into Class I shares, and in effect, terminated on March 17, 2026 (the “Effective Date”). Accordingly, as of the Effective Date, all references to the Fund’s Class A and Class C shares in the Prospectus, SAI and Summary Prospectus will be deleted in their entirety. Shareholders converted into Class I shares will not be subject to any applicable short-term redemption fee or contingent deferred sales charge fee. Class I shares of the Fund have a similar fee structure as Class A and Class C shares, except that Class I shares are not subject to sales charges or Rule 12b-1 distribution and service fees.

As previously communicated, the Board of Trustees of the Trust has approved the reorganization of the Fund into the Bahl & Gaynor Income Growth ETF, a series of ETF Series Solutions. If approved by Fund shareholders, the reorganization is currently targeted for completion in the first quarter of 2026. The conversion of the Class A and Class C shares into Class I shares will occur prior to the reorganization.

Please file this Supplement with your records.